Financial risk management and financial instruments - Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Liquidity Risk [Line Items]
Short term investments	€ 1,100	€ 867
Liquidity Position
Disclosure Of Liquidity Risk [Line Items]
Short term investments	1,100	867
Cash equivalents	2,111	1,836
Cash at bank and on hand	1,003	647
Liquidity position	€ 4,214	€ 3,350